ACQUISITIONS (Tables)	3 Months Ended
Mar. 31, 2022
ACQUISITIONS
Schedule of total consideration

Cash paid	$21,266
Less: cash acquired	(1,479)
Total consideration, net	$19,787

Summary of total purchase price consideration and preliminary fair value amounts recognized for assets acquired and liabilities assumed

vTotal consideration, net	$19,787

Accounts receivable	$2,347
Inventories	2,500
Prepaid expenses	682
Other current assets	612
Property and equipment	3,053
Intangible assets	10,200
Goodwill	6,711
Total assets acquired	26,105
Accounts payable	1,120
Deferred tax liabilities	2,548
Accrued liabilities	2,106
Long-term debt	544
Total liabilities assumed	6,318
Net assets acquired	$19,787

Schedule of acquired intangible assets

	Gross	Average Useful Life
Customer relationships	$9,300	15
Technology	600	10
Trademarks	300	7
Total	$10,200